Document and Entity Information	12 Months Ended
Dec. 31, 2020 shares
Statement
Document Type	20-F
Document Period End Date	Dec. 31, 2020
Entity Registrant Name	TOTAL SE
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Well-known Seasoned Issuer	Yes
Entity Common Stock, Shares Outstanding	2,653,124,025
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity File Number	1-10888
Entity Incorporation, State or Country Code	I0
Entity Address, Address Line One	2, place Jean Millier
Entity Address, Address Line Two	La Défense 6
Entity Address, City or Town	Courbevoie
Entity Address, Country	FR
Entity Address, Postal Zip Code	92400
ICFR Auditor Attestation Flag	true
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Registration Statement	false
Document Accounting Standard	International Financial Reporting Standards
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Central Index Key	0000879764
Business Contact
Statement
Entity Address, Address Line One	2, place Jean Millier
Entity Address, Address Line Two	La Défense 6
Entity Address, City or Town	Courbevoie
Entity Address, Country	FR
Entity Address, Postal Zip Code	92400
City Area Code	+33
Local Phone Number	(0)1 47 44 45 46
Contact Personnel Name	Jean-Pierre Sbraire
Common shares
Statement
Title of 12(b) Security	Shares
No Trading Symbol Flag	true
American Depositary Share
Statement
Title of 12(b) Security	American Depositary Shares
Security Exchange Name	NYSE
Trading Symbol	TOT